New Accounting Pronouncements Debt Issuance Costs (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Debt Issuance Cost	$ 39.6	$ 35.7